PROVISIONS, CONTINGENCIES AND COMMITMENTS - Disclosure of Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 196	€ 252
Additional provisions recognised	246	83
Unused amounts reversed	(7)	(17)
Utilised during the period	(194)	(123)
Translation	(4)	1
Ending balance	237	196
Non-current	83	54
Current	154	142
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	168	223
Additional provisions recognised	242	80
Unused amounts reversed	(7)	(15)
Utilised during the period	(193)	(121)
Translation	(2)	1
Ending balance	208	168
Non-current	63
Current	145
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	17	16
Additional provisions recognised	0	2
Unused amounts reversed	0	0
Utilised during the period	0	(1)
Translation	(2)	0
Ending balance	15	17
Non-current	15
Current	0
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	11	13
Additional provisions recognised	4	1
Unused amounts reversed	0	(2)
Utilised during the period	(1)	(1)
Translation	0	0
Ending balance	14	€ 11
Non-current	5
Current	€ 9